Property and Equipment net - Additional Information (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 10, 2018 USD ($) a	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 28, 2021 USD ($) a
Property and Equipment net
Depreciation expense		$ 600	$ 100	$ 900	$ 200	$ 500	$ 100	$ 100
Asset retirement obligations	$ 8,000					0	4,653
Asset impairments				$ 653	$ 0	172,540	$ 51,319	73,669
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Fintech Village
Property and Equipment net
Sale of discontinued operation						2,800			$ 2,800
Incurred commissions and fees						200			$ 200
Land and Building
Property and Equipment net
Asset retirement obligations						2,000		1,500
Capitalized cost related to the legal and architect costs						2,700
Building
Property and Equipment net
Asset impairments						300		$ 2,300
Land
Property and Equipment net
Asset impairments						$ 300
University of Connecticut
Property and Equipment net
Area of property (in acres) | a	58								58
Purchase price	$ 5,200